Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 16,413	$ 16,423
Total loans	912,745	936,682
Total nonaccrual loans	7,730	8,256
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	534,159	547,427
Total nonaccrual loans	4,618	4,914
Total Commercial [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	527,097	540,997
Total Commercial [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,439	1,328
Total Commercial [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,005	188
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	381,241	380,388
Nonaccrual loans	763	662
Total Commercial [Member] | Commercial and industrial loans [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	379,147	379,099
Total Commercial [Member] | Commercial and industrial loans [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	794	584
Total Commercial [Member] | Commercial and industrial loans [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	537	43
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	136,505	150,616
Nonaccrual loans	3,771	4,188
Total Commercial [Member] | Commercial real estate [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	131,794	145,721
Total Commercial [Member] | Commercial real estate [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	472	562
Total Commercial [Member] | Commercial real estate [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	468	145
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,413	16,423
Nonaccrual lease financing	84	64
Total Commercial [Member] | Lease financing [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,156	16,177
Total Commercial [Member] | Lease financing [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	173	182
Total Commercial [Member] | Lease financing [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 0	$ 0